Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning of year balances	S/ 53,974	S/ 41,108
New originated or purchased assets	1,689	3,132
Assets matured or derecognized (excluding write-offs)	(993)	(462)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year	(589)	15,548
Others	7,381	(5,468)
Write-offs
Recoveries
Foreign exchange effect	(416)	116
End of year balances	61,046	53,974
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	10,822	9,456
New originated or purchased assets	1,689	3,132
Assets matured or derecognized (excluding write-offs)	(877)	(416)
Transfers to Stage 1	4,198
Transfers to Stage 2	(183)	(105)
Transfers to Stage 3		(305)
Effect on the expected credit loss due to the change of the Stage during the year	(4,003)
Others	(1,739)	(1,186)
Write-offs
Recoveries
Foreign exchange effect	(30)	246
End of year balances	9,877	10,822
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	29,600	31,652
New originated or purchased assets	0
Assets matured or derecognized (excluding write-offs)	(116)	(46)
Transfers to Stage 1	(4,198)
Transfers to Stage 2	183	105
Transfers to Stage 3		(993)
Effect on the expected credit loss due to the change of the Stage during the year	3,414	3,237
Others	9,120	(4,282)
Write-offs
Recoveries
Foreign exchange effect	(16)	(73)
End of year balances	37,987	29,600
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances	13,552
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		1,298
Effect on the expected credit loss due to the change of the Stage during the year		12,311
Others
Write-offs
Recoveries
Foreign exchange effect	(370)	(57)
End of year balances	13,182	13,552
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	16,716,517	17,629,787
New originated or purchased assets	5,810,766	3,211,041
Assets derecognized or matured (excluding write-offs)	(2,256,421)	(1,950,217)
Change in fair value	726,161	(1,929,898)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	(84,839)	(244,196)
End of year balances, Financial assets	20,912,184	16,716,517
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	15,770,778	16,733,281
New originated or purchased assets	5,810,766	3,211,041
Assets derecognized or matured (excluding write-offs)	(2,175,611)	(1,939,686)
Change in fair value	783,826	(1,906,272)
Transfers to Stage 1	161,781
Transfers to Stage 2	(109,392)	(88,095)
Transfers to Stage 3		(2,162)
Write offs
Foreign exchange effect	(81,840)	(237,329)
End of year balances, Financial assets	20,160,308	15,770,778
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	945,321	896,506
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)	(80,810)	(10,531)
Change in fair value	(58,954)	(14,416)
Transfers to Stage 1	(161,781)
Transfers to Stage 2	109,392	88,095
Transfers to Stage 3		(7,805)
Write offs
Foreign exchange effect	(2,989)	(6,528)
End of year balances, Financial assets	750,179	945,321
Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	418
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)
Change in fair value	1,289	(9,210)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		9,967
Write offs
Foreign exchange effect	(10)	(339)
End of year balances, Financial assets	S/ 1,697	S/ 418